FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Financial Assets Offsetting
Gross Assets	$ 6,527	$ 2,890
Gross Liabilities Offset	(6,404)	(2,737)
Net Amounts Presented	123	153
Trade receivables
Financial Assets Offsetting
Gross Assets	5,048	2,999
Gross Liabilities Offset	(2,734)	(1,398)
Net Amounts Presented	2,314	1,601
Financial assets
Financial Assets Offsetting
Gross Assets	11,575	5,889
Gross Liabilities Offset	(9,138)	(4,135)
Net Amounts Presented	$ 2,437	$ 1,754